Basic and Diluted Loss Per Share (Details) - Schedule of Number of Shares - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Basic and Diluted Loss Per Share (Details) - Schedule of Number of Shares [Line Items]
Weighted average number of ordinary shares for the purposes of basic (loss) earnings per share (Ordinary shares Class)		1		1
Ordinary shares Class A [Member]
Basic and Diluted Loss Per Share (Details) - Schedule of Number of Shares [Line Items]
Weighted average number of ordinary shares for the purposes of basic (loss) earnings per share (Ordinary shares Class)	7,700,000	2,850,000	7,700,000	2,850,000
Ordinary shares Class B [Member]
Basic and Diluted Loss Per Share (Details) - Schedule of Number of Shares [Line Items]
Weighted average number of ordinary shares for the purposes of basic (loss) earnings per share (Ordinary shares Class)	3,457,848	100,000	3,457,818	100,000